SHARE CAPITAL - Narrative (Details) $ / shares in Units, $ in Millions	Jun. 30, 2023 $ / shares	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 USD ($) $ / shares shares
Class A exchangeable shares
Class of Stock [Line Items]
Shares authorized (in shares) | shares		1,000,000,000		1,000,000,000
Par value (in dollars per share) | $ / shares		$ 33.56		$ 33.56
Class A-1 Exchangeable Shares
Class of Stock [Line Items]
Shares authorized (in shares) | shares		500,000,000		500,000,000
Par value (in dollars per share) | $ / shares		$ 33.56		$ 33.56
Class B shares
Class of Stock [Line Items]
Shares authorized (in shares) | shares		500,000		500,000
Par value (in dollars per share) | $ / shares		$ 33.56		$ 33.56
Class C shareholders
Class of Stock [Line Items]
Shares authorized (in shares) | shares		1,000,000,000		1,000,000,000
Par value (in dollars per share) | $ / shares		$ 1		$ 1
Class A Senior Preferred Shares
Class of Stock [Line Items]
Shares authorized (in shares) | shares		100,000,000		100,000,000
Par value (in dollars per share) | $ / shares		$ 25		$ 25
Class B Senior Preferred Shares
Class of Stock [Line Items]
Shares authorized (in shares) | shares		100,000,000		100,000,000
Par value (in dollars per share) | $ / shares	$ 25		$ 25
Class A junior preferred shares
Class of Stock [Line Items]
Shares authorized (in shares) | shares		1,000,000,000		1,000,000,000
Par value (in dollars per share) | $ / shares		$ 25		$ 25
Accrued dividends | $		$ 123		$ 68
Class B Junior Preferred Shares
Class of Stock [Line Items]
Shares authorized (in shares) | shares		1,000,000,000		1,000,000,000
Par value (in dollars per share) | $ / shares	$ 25		$ 25